Summary of Significant Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Policies (Textual)
Translation rates, description	The consolidated balance sheet balances, with the exception of equity at December 31, 2019, 2018 and 2017 were translated at RMB6.9630, RMB6.8764 and RMB6.5064 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the year ended December 31, 2019, 2018 and 2017 were RMB6.9074, RMB6.6146 and RMB6.7570 to $1.00, respectively.
Research and development expenses	$ 127,117	$ 1,028,249	$ 398,188
Securities, percentage	10.00%
Selling and marketing expenses	$ 0	$ 91,468
Description of cost method investment	Generally 0-20 percent ownership
Value added tax rate, description	Jiangsu AnYiWang is subject to the PRC's Value Added Tax ("VAT") of 6% for providing sale of packaged software products, technical support plans, software customization services. The subsidiaries of Jiangsu AnYiWang, including Beijing AnYiWang, Changzhou AnYiWang, Lianyungang AnYiWang, Tongshan Naquan and Hubei AnYiWang, which are in the Republic of China ("PRC") and are subject to a Value Added Tax ("VAT") of 3% for providing sale of packaged software products, technical support plans, software customization services.